UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2005

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)

MUNICIPAL BONDS (100.1%)

Atlantic City NJ Board of Educ. GO	6.100%	12/1/2015	(4)	$2,000	$2,401
Atlantic County NJ Public Fac. COP	7.400%	3/1/2010	(3)	1,755	2,091
Atlantic County NJ Public Fac. COP	7.400%	3/1/2011	(3)	4,025	4,893
Atlantic County NJ Public Fac. COP	6.000%	3/1/2014	(3)	3,685	4,306
Atlantic County NJ Public Fac. COP	6.000%	3/1/2015	(3)	1,480	1,732
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/2012	(2)(ETM)	2,035	2,315
Bayonne NJ Muni. Util. Auth. Water System Rev.	5.000%	4/1/2016	(10)	1,255	1,350
Bayonne NJ Muni. Util. Auth. Water System Rev.	5.000%	4/1/2017	(10)	1,315	1,408
Bayonne NJ Muni. Util. Auth. Water System Rev.	5.000%	4/1/2021	(10)	1,600	1,689
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/2021	(2)	3,200	3,521
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/2010	(4)(Prere.)	1,470	1,646
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2016		1,140	1,274
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2017		1,025	1,144
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2018		1,265	1,409
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2019		1,335	1,487
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/2019	(4)	850	933
Cape May County NJ Muni. Util. Auth. Rev.	5.750%	1/1/2014	(4)	6,930	7,998
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/2017	(1)	2,560	2,796
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/2018	(1)	2,165	2,362
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/2021	(1)	15,400	20,087
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/2013	(2)	750	828
Delaware River & Bay Auth. New Jersey Rev.	5.750%	1/1/2029	(2)	5,000	5,537
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.400%	1/1/2013	(3)	6,750	7,048
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.625%	1/1/2013	(4)	4,205	4,657
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.750%	1/1/2022	(4)	10,000	11,036
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.625%	1/1/2026	(4)	5,000	5,444
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011	(3)(Prere.)	2,640	2,920
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011	(3)(Prere.)	2,780	3,075
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011	(3)(Prere.)	1,400	1,549
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011	(3)(Prere.)	2,000	2,212
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/2011	(3)(Prere.)	2,950	3,280
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2020	(4)	3,775	4,387
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2021	(4)	3,995	4,642
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2022	(4)	4,220	4,909
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2024	(4)	4,715	5,628
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2025	(4)	4,885	5,847
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010	(3)(Prere.)	3,390	3,842
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010	(3)(Prere.)	5,090	5,769
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010	(3)(Prere.)	2,650	3,004
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2023	(1)	12,065	13,989
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2024	(1)	6,725	7,786
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2025	(1)	11,630	13,454
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2026	(1)	6,500	7,550
Essex County NJ Solid Waste Util. Auth.	5.600%	4/1/2006	(4)(Prere.)	200	211
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/2010	(4)	1,000	842
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2016	(2)	3,435	3,699
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2017	(2)	3,705	3,985
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2018	(2)	1,605	1,724
Garden State Preservation Trust New Jersey	0.000%	11/1/2021	(4)	11,325	5,410
Garden State Preservation Trust New Jersey	0.000%	11/1/2022	(4)	41,150	18,611
Garden State Preservation Trust New Jersey	0.000%	11/1/2023	(4)	15,000	6,427
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2016	(1)	1,000	1,083
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2017	(1)	1,000	1,076
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2020	(1)	1,150	1,228
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2023	(1)	1,000	1,057
Gloucester Township NJ GO	5.750%	7/15/2010	(2)	2,880	3,261
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/2018	(2)	2,755	3,148
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev.	6.000%	6/1/2013	(1)	2,185	2,201
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev.	6.000%	6/1/2015	(1)	4,040	4,070
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev.	6.100%	6/1/2016	(1)	2,180	2,197
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2013	(4)	1,250	1,416
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2015	(4)	1,720	1,962
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2017	(4)	720	832
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2019	(4)	1,720	1,994
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	0.000%	8/1/2005	(1)	3,805	3,769
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	0.000%	8/1/2006	(1)	2,000	1,928
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/2013	(1)*	9,590	11,402
Hopewell Valley NJ Regional School Dist. GO	5.000%	8/15/2013	(3)	2,315	2,507
Hudson County NJ GO	6.550%	7/1/2007	(3)	1,300	1,411
Hudson County NJ GO	6.550%	7/1/2009	(3)	635	724
Irvington Township NJ GO	0.000%	8/1/2007	(1)(ETM)	1,000	936
Irvington Township NJ GO	0.000%	8/1/2009	(1)(ETM)	2,580	2,240
Irvington Township NJ GO	0.000%	8/1/2010	(1)(ETM)	2,080	1,730
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2026	(3)	6,885	7,522
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2027	(3)	7,676	8,350
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009	(4)(Prere.)	2,625	2,873
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009	(4)(Prere.)	2,790	3,054
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009	(4)(Prere.)	2,850	3,119
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/2014		1,045	1,133
Mercer County NJ Improvement Auth. Solid Waste Rev.	5.375%	9/15/2012		11,120	12,025
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.750%	12/15/2008		1,165	1,285
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.950%	12/15/2012		4,895	5,679
Middlesex County NJ COP	5.000%	8/1/2011	(1)	1,050	1,152
Middlesex County NJ COP	5.500%	8/1/2015	(1)	1,195	1,331
Middlesex County NJ Improvement Auth.	5.375%	3/15/2022	(3)	1,825	2,007
Middlesex County NJ Improvement Auth.	5.375%	3/15/2023	(3)	1,925	2,117
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2019		1,585	1,747
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2020		1,600	1,760
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2021		2,375	2,605
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2022		2,000	2,188
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2015	(2)	2,000	1,299
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2016	(2)	3,000	1,864
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2018	(2)	4,550	2,564
Middlesex County NJ Util. Auth. Sewer Rev.	5.250%	3/15/2010	(3)	1,740	1,802
Middlesex County NJ Util. Auth. Sewer Rev.	5.375%	9/15/2015	(3)	3,775	3,903
Middlesex County NJ Util. Auth. Sewer Rev.	5.125%	12/1/2016	(3)	3,050	3,245
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2014	(4)	2,735	2,967
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2015	(4)	2,015	2,171
Monmouth County NJ Improvement Auth. Rev.(Howell Township Board of Educ.)	5.800%	7/15/2007	(2)(Prere.)	1,180	1,277
Monmouth County NJ Improvement Auth. Rev.(Howell Township Board of Educ.)	5.000%	7/15/2019	(2)	2,115	2,272
Monmouth County NJ Improvement Auth. Rev.(Howell Township Board of Educ.)	5.000%	7/15/2020	(2)	2,225	2,378
Monroe Township NJ Muni. Util. Auth. Middlesex County Rev.	5.250%	2/1/2014	(3)	1,235	1,355
Montgomery Township NJ School Dist. GO	5.250%	8/1/2013	(1)	1,285	1,423
Montgomery Township NJ School Dist. GO	5.250%	8/1/2017	(1)	1,280	1,409
Montgomery Township NJ School Dist. GO	5.250%	8/1/2018	(1)	1,280	1,407
New Jersey Casino Reinvestment Dev. Auth. GO	5.250%	1/1/2020	(2)	2,945	3,264
New Jersey Casino Reinvestment Dev. Auth. Rev.(Hotel Room Fee)	5.250%	1/1/2022	(2)	2,585	2,849
New Jersey Casino Reinvestment Dev. Auth. Rev.(Hotel Room Fee)	5.250%	1/1/2023	(2)	600	660
New Jersey Casino Reinvestment Dev. Auth. Rev.(Hotel Room Fee)	5.250%	1/1/2024	(2)	2,250	2,464
New Jersey Econ. Dev. Auth. Lease Rev.(Bergen County Administration Complex)	5.500%	11/15/2008	(1)(Prere.)	4,375	4,829
New Jersey Econ. Dev. Auth. Lease Rev.(Bergen County Administration Complex)	5.625%	11/15/2008	(1)(Prere.)	4,870	5,397
New Jersey Econ. Dev. Auth. Lease Rev.(Bergen County Administration Complex)	5.750%	11/15/2008	(1)(Prere.)	5,440	6,052
New Jersey Econ. Dev. Auth. Lease Rev.(Bergen County Administration Complex)	5.750%	11/15/2008	(1)(Prere.)	6,080	6,764
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017		6,500	6,825
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2012	(2)	2,500	1,928
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2013	(2)	3,000	2,206
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	1.550%	3/1/2005		1,300	1,300
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	1.720%	3/1/2005		3,000	3,000
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.875%	6/1/2018		1,250	1,389
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	6.000%	6/1/2025		1,000	1,116
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.500%	6/1/2031		1,665	1,781
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	0.000%	7/1/2012	(1)	15,000	11,362
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	0.000%	7/1/2013	(1)	18,500	13,382
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	0.000%	7/1/2014	(1)	12,000	8,221
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2025	(1)	14,000	15,729
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.840%	3/7/2005		900	900
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/2013	(2)	1,200	1,363
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/2017	(2)(Prere.)	7,040	7,827
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2021	(3)	15,000	16,922
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/2029	(3)	3,880	4,181
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2008	(1)	2,305	2,076
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2011	(1)	4,650	3,685
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2012	(1)	4,550	3,427
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2013	(1)	4,500	3,234
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2014	(1)	4,210	2,863
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/2009	(4)(Prere.)	4,500	4,911
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/2009	(4)(Prere.)	3,465	3,866
New Jersey Econ. Dev. Auth. Water Fac. Rev. (NJ American Water Co.)	5.125%	4/1/2022	(2)	5,000	5,289
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	1.780%	3/1/2005	(2)	13,900	13,900
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/2007	(2)	5,890	6,343
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/2008	(2)	6,165	6,789
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/2012		7,595	8,636
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/2016	(4)	8,425	9,439
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/2019	(4)	2,715	2,917
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/2020		11,405	12,039
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2020	(3)	2,060	2,335
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2021	(3)	1,550	1,755
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/2023		2,750	2,874
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2021	(3)	2,605	2,842
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2022	(3)	2,775	3,013
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2017	(1)	1,000	1,095
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2018	(1)	1,470	1,608
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2020	(1)	1,725	1,874
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2016		2,545	2,897
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2017		10,630	12,125
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2018		4,785	5,468
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2019		7,000	8,005
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	1.630%	3/1/2005		4,850	4,850
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	1.730%	3/1/2005		1,800	1,800
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/2009	(1)(Prere.)	2,105	2,344
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2015	(3)	1,550	1,677
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2017	(3)	1,700	1,828
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2020	(3)	1,010	1,079
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2014	(3)	2,305	2,553
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2015	(3)	1,880	2,067
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2016	(3)	2,050	2,254
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/2021	(3)	2,800	3,018
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2024	(3)	11,210	12,095
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2010	(2)	1,500	1,642
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2012	(2)	1,275	1,393
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2014	(2)	500	551
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2015	(2)	400	439
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2016	(2)	200	219
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.600%	7/1/2016	(1)	1,000	1,048
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.625%	7/1/2019	(1)	3,625	3,796
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/2022		4,000	4,149
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/2032		6,000	6,217
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.200%	7/1/2015	(3)	755	821
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.300%	7/1/2017	(3)	250	273
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.375%	7/1/2018	(3)	905	992
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.375%	7/1/2019	(3)	360	394
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev.	5.125%	9/1/2015		5,090	5,545
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev.	5.000%	9/1/2017		1,525	1,607
New Jersey GO	5.250%	7/1/2018		15,000	16,890
New Jersey GO	5.125%	7/15/2018		8,600	9,576
New Jersey GO	5.250%	7/1/2019		10,105	11,414
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.000%	7/1/2008		2,530	2,714
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/2017		3,950	4,521
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/2025		5,000	5,377
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/2023		7,000	7,494
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2009	(4)	5,500	5,933
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.000%	7/1/2010	(4)	4,695	5,004
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2012	(4)	1,500	1,609
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/2013	(1)	2,355	2,518
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/2020	(2)	4,100	4,357
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.820%	3/7/2005	LOC	10,500	10,500
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/2012	(4)	3,710	4,082
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/2013	(4)	7,355	8,092
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/2029	(4)	13,450	14,333
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/2010	(2)(ETM)	2,935	3,367
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/2021		3,500	3,759
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2026		3,500	3,749
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2032		3,000	3,193
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2013	(1)	3,000	3,236
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2016	(1)	3,300	3,561
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	0.000%	7/1/2021	(1)	3,000	1,455
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014	(4)	11,000	11,864
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	4.950%	6/1/2010	(2)	4,115	4,277
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.050%	6/1/2011	(2)	3,285	3,421
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.050%	6/1/2012	(1)	700	735
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.150%	6/1/2012	(2)	3,415	3,550
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.100%	6/1/2013	(1)	1,590	1,670
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.200%	6/1/2013	(2)	5,315	5,553
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.125%	6/1/2014	(1)	915	962
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.250%	6/1/2018	(1)	500	523
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/2010	(3)(Prere.)	7,535	8,469
New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/2010	(2)(ETM)	20,000	22,358
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.500%	1/1/2014	(3)(ETM)	7,500	8,571
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.500%	1/1/2015	(3)(ETM)	7,500	8,611
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.500%	1/1/2016	(3)(ETM)	2,000	2,309
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev.	5.700%	5/1/2020	(4)	2,255	2,411
New Jersey Housing & Mortgage Finance Agency Rev. (Home Buyer)	5.400%	10/1/2020	(1)	970	1,003
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013	(1)	10,000	11,643
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/2017	(1)	5,755	6,631
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2021	(1)	3,000	3,463
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2022	(1)	1,000	1,156
New Jersey Sports & Exposition Auth. Rev. VRDO	1.800%	3/7/2005	(1)	1,100	1,100
New Jersey Sports & Exposition Auth. Rev. VRDO	1.830%	3/7/2005	(1)	1,100	1,100
New Jersey Transp. Corp. COP	5.750%	9/15/2010	(2)(Prere.)	2,000	2,265
New Jersey Transp. Corp. COP	5.500%	9/15/2012	(2)	20,000	22,434
New Jersey Transp. Corp. COP	5.500%	9/15/2014	(2)	1,500	1,698
New Jersey Transp. Corp. COP	5.500%	9/15/2015	(2)	15,000	17,025
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2005	(1)(Prere.)	700	721
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/2010	(Prere.)	5,000	5,705
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2013	(1)(Prere.)	2,300	2,367
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2020		5,000	5,862
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2021	(1)	25,000	28,854
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2023	(3)	5,850	6,933
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2023	(2)	15,830	17,754
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024	(3)	5,000	5,922
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2025	(3)	12,750	15,082
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010	(1)(Prere.)	1,620	1,819
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010	(1)(Prere.)	7,365	8,271
New Jersey Turnpike Auth. Rev.	6.000%	1/1/2013	(1)	1,000	1,165
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2013	(1)(ETM)	20,000	24,113
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2016	(1)	665	736
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016	(1)(ETM)	22,095	26,633
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016	(1)	6,175	7,439
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2017	(1)	2,635	2,915
New Jersey Turnpike Auth. Rev.	5.375%	1/1/2020	(1)	3,500	3,780
New Jersey Turnpike Auth. Rev.	5.500%	1/1/2025	(1)	1,800	1,941
New Jersey Turnpike Auth. Rev.	5.500%	1/1/2025	(2)	40,000	46,420
New Jersey Turnpike Auth. Rev. VRDO	1.820%	3/7/2005	(3)LOC	5,800	5,800
New Jersey Turnpike Auth. Rev. VRDO	1.840%	3/7/2005	(4)	400	400
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev.	5.375%	11/1/2010	(1)	2,230	2,404
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev.	5.375%	11/1/2011	(1)	2,345	2,513
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev.	5.375%	11/1/2013	(1)	2,600	2,759
Newark NJ GO	5.500%	10/1/2008	(2)	1,660	1,809
Newark NJ School Dist. GO	5.375%	12/15/2013	(1)	2,000	2,232
North Bergen Township NJ GO	8.000%	8/15/2006	(4)	1,885	2,033
North Hudson NJ Sewer Auth. Rev.	5.125%	8/1/2008	(3)	2,000	2,091
North Hudson NJ Sewer Auth. Rev.	5.250%	8/1/2016	(3)	14,360	14,988
North Hudson NJ Sewer Auth. Rev.	5.125%	8/1/2022	(3)	4,000	4,146
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2017		2,665	2,911
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2018		2,345	2,558
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/2018	(3)(ETM)	2,500	3,081
Port Auth. of New York & New Jersey Rev.	5.125%	11/15/2012	(3)	2,500	2,641
Port Auth. of New York & New Jersey Rev.	5.125%	11/15/2014	(3)	6,025	6,322
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/2014	(2)	2,790	3,091
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/2015		3,370	3,542
Port Auth. of New York & New Jersey Rev.	5.875%	9/15/2015	(3)	10,000	10,525
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/2019	(2)	5,125	5,656
Port Auth. of New York & New Jersey Rev.	5.200%	7/15/2021	(2)	3,250	3,342
Port Auth. of New York & New Jersey Rev.	5.375%	7/15/2022	(3)	15,000	15,751
Port Auth. of New York & New Jersey Rev. TOB VRDO	1.880%	3/7/2005	**	4,740	4,740
Rutgers State Univ. New Jersey	6.400%	5/1/2013		3,000	3,467
Rutgers State Univ. New Jersey VRDO	1.730%	3/1/2005		1,200	1,200
South Brunswick Township NJ Board of Educ. GO	6.400%	8/1/2005	(3)(Prere.)	2,205	2,244
South Brunswick Township NJ Board of Educ. GO	5.250%	8/1/2020	(3)	1,785	1,869
South Brunswick Township NJ Board of Educ. GO	5.250%	8/1/2022	(3)	3,000	3,141
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/2023		2,000	2,080
South Jersey Port Corp. New Jersey Rev.	5.200%	1/1/2023		1,500	1,555
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/2033		1,500	1,550
South Jersey Transp. Auth. New Jersey Transp. System Rev.	5.250%	11/1/2013	(2)	4,000	4,386
South Jersey Transp. Auth. New Jersey Transp. System Rev.	5.250%	11/1/2014	(2)	4,125	4,523
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/2011	(3)	3,100	3,484
Toms River NJ School Dist. GO	5.000%	1/15/2020	(4)	1,510	1,596
Union County NJ Improvement Auth. Rev. (Plainfield Board of Educ.)	5.800%	8/1/2007	(3)(Prere.)	4,000	4,334
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.250%	6/1/2006	(2)	5,375	5,550
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2011	(2)	8,375	8,943
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2012	(2)	8,995	9,605
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2013	(2)	9,445	9,943
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2018	(1)	1,975	2,180
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2020	(1)	2,185	2,401
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2022	(1)	2,420	2,645
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2024	(1)	2,000	2,173
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/2012	(1)(ETM)	4,000	4,680
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/2015	(2)	2,325	2,590
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/2016	(2)	1,110	1,236
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2018	(2)	1,250	1,402
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2019	(2)	3,000	3,365
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2020	(2)	3,675	4,107
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2021	(2)	2,000	2,235
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2023	(2)	7,330	8,182
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2027	(2)	10,100	11,161
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	1.860%	3/7/2005	(2)	18,900	18,900
Vernon Township NJ School Dist. GO	5.250%	12/1/2014	(3)	1,200	1,307
Vernon Township NJ School Dist. GO	5.300%	12/1/2015	(3)	1,200	1,309
Vernon Township NJ School Dist. GO	5.375%	12/1/2016	(3)	1,200	1,313
Vernon Township NJ School Dist. GO	5.375%	12/1/2017	(3)	1,200	1,312
Vernon Township NJ School Dist. GO	5.375%	12/1/2018	(3)	1,200	1,310
West Orange NJ Board of Educ. COP	5.625%	10/1/2019	(1)(Prere.)	2,500	2,806
West Orange NJ Board of Educ. COP	6.000%	10/1/2024	(1)(Prere.)	1,000	1,138
West Orange NJ Board of Educ. COP	5.625%	10/1/2029	(1)(Prere.)	2,000	2,245
West Windsor Plainsboro NJ Regional School Dist.	5.000%	12/1/2012	(4)	2,720	3,002
West Windsor Plainsboro NJ Regional School Dist.	5.000%	12/1/2013	(4)	2,215	2,426
West Windsor Plainsboro NJ Regional School Dist.	5.000%	12/1/2014	(4)	1,000	1,090
West Windsor Plainsboro NJ Regional School Dist.	5.000%	12/1/2015	(4)	1,000	1,086
Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev.	5.125%	11/1/2011	(2)	3,400	3,661
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2017	(1)	3,200	3,409
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2017	(1)	6,805	7,914
Puerto Rico GO	5.000%	7/1/2018	(1)	6,500	6,939
Puerto Rico GO	5.500%	7/1/2018		5,540	6,282
Puerto Rico GO	5.500%	7/1/2021	(1)	6,750	7,902
Puerto Rico Govt. Dev. Bank VRDO	1.780%	3/7/2005	(1)	600	600
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2019	(1)	5,000	5,854
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2021	(4)	5,000	5,860
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2022		3,500	3,854
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2022	(4)	3,500	4,104
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2024		4,125	4,529
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.830%	3/7/2005	(2)	4,500	4,500
Puerto Rico Housing Finance Corp. Home Mortgage Rev.	5.300%	12/1/2028		2,735	2,803
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019	(4)	5,000	5,516
Puerto Rico Muni. Finance Agency	5.500%	8/1/2019	(4)	2,000	2,214
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2014		5,000	5,621
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2015		4,150	4,669
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2016		3,000	3,392
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/2017		2,000	2,315
Puerto Rico Public Finance Corp.	5.500%	2/1/2012	(Prere.)	3,250	3,654
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	(ETM)	720	876
Puerto Rico Public Finance Corp.	5.500%	8/1/2029		1,135	1,212
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2018		3,390	3,644

TOTAL MUNICIPAL BONDS
(Cost $1,490,136)					1,580,964

OTHER ASSETS AND LIABILITIES--NET(-0.1%)					(2,136)

NET ASSETS(100%)					$1,578,828

* Securities with an aggregate value of $2,497,000 have been segregated as initial margin for open futures contracts.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of this security represented 0.3% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)     MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)

The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $1,492,378,000. Net unrealized appreciation of investment securities for tax purposes was $88,586,000, consisting of unrealized gains of $89,913,000 on securities that had risen in value since their purchase and $1,327,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

(000)

	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long (Short) Contracts	Value	(Depreciation)

20-Year U.S. Treasury Bond	(250)	$28,086	$284

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.